Summary of Significant Accounting Policies - Summary of Ownership Interests in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ChipMOS U.S.A., Inc. [member]
Disclosure of joint ventures [line items]
Name of investor	The Company
Main businesses	Marketing of semiconductors and electronic related products
Location	San Jose, USA
Percentage of Ownership (%)	100.00%	100.00%
ChipMOS TECHNOLOGIES (BVI) LTD. [member]
Disclosure of joint ventures [line items]
Name of investor	The Company
Main businesses	Holding company
Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
ChipMOS SEMICONDUCTORS (Shanghai) LTD. [Member]
Disclosure of joint ventures [line items]
Name of investor	ChipMOS BVI
Main businesses	Marketing of semiconductors and electronic related products
Location	Shanghai, People’s Republic of China (“PRC”)
Percentage of Ownership (%)	100.00%